Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Financial Services, Banking And Thrift, Capital Requirements [Line Items]
Restricted cash	$ 16,500	$ 16,500	$ 16,500
Bakkt Trust
Financial Services, Banking And Thrift, Capital Requirements [Line Items]
Capital requirements, positive minimum net worth	15,000
Restricted cash	16,500		16,500
Bakkt Clearing
Financial Services, Banking And Thrift, Capital Requirements [Line Items]
Capital requirements, adjusted net capital, amount	$ 1,000
Capital requirements, adjusted net capital, percent	8.00%
Adjusted net capital, actual	$ 2,000
Bakkt Marketplace
Financial Services, Banking And Thrift, Capital Requirements [Line Items]
Tangible member's equity	$ 11,000		$ 2,500